UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 2.9%
Dana Holding Corp. (a)	94,250	$1,174,355
Delphi Debtor-in-Possession Holding Co., LLP:
Class B Membership Interests	152,341	3,095,415
Class B Membership Interests	355,462	7,037,438
		11,307,208
Capital Markets — 0.3%
E*Trade Financial Corp. (a)	116,200	1,066,716
Communications Equipment — 0.4%
Loral Space & Communications Ltd. (a)	21,531	1,338,152
Computers & Peripherals — 0.1%
Apple, Inc. (a)	1,400	535,080
Diversified Financial Services — 0.9%
Kcad Holdings I Ltd.	305,538,342	3,449,528
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	116,910	701
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,816	4,540
Travelport Worldwide Ltd. (b)	118,935	59,468
		64,008
Media — 1.5%
Belo Corp., Class A	73,341	429,045
Charter Communications, Inc. (a)	101,076	5,343,888
Clear Channel Outdoor Holdings, Inc., Class A (a)	14,553	164,594
		5,937,527
Metals & Mining — 0.1%
African Minerals Ltd. (a)	72,301	509,293
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)	192,951	192,961
Ainsworth Lumber Co. Ltd. (a)(b)	221,591	221,602
Western Forest Products, Inc. (a)	78,039	56,619
		471,182
Professional Services — 0.0%
Pendrell Corp. (a)	5,400	14,742
Semiconductors & Semiconductor Equipment — 0.2%
Spansion, Inc., Class A (a)	103,218	902,125
SunPower Corp., Class B (a)	431	3,371
		905,496
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)	787	4

Common Stocks	Shares	Value
Software (concluded)
HMH Holdings/EduMedia (a)	141,287	$211,930
		211,934
Total Common Stocks – 6.6%		25,811,567

Corporate Bonds	Par (000)
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18	USD	370	362,600
7.13%, 3/15/21		520	509,600
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,144	1,152,580
			2,024,780
Airlines — 2.9%
Air Canada, 9.25%, 8/01/15 (b)(c)		1,200	1,092,000
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		594	570,240
American Airlines, Inc.:
10.50%, 10/15/12 (a)(d)		1,320	1,178,100
Series 2011-1-B, 7.00%, 1/31/18 (b)		626	481,897
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		900	875,250
Series 1997-4-B, 6.90%, 7/02/18		1,132	1,110,351
Series 2010-1-B, 6.00%, 1/12/19		700	644,000
Delta Air Lines, Inc.:
Series 2010-1-B, 6.38%, 7/02/17		900	819,000
Series B, 9.75%, 12/17/16		369	390,871
US Airways Pass-Through Trust, 10.88%, 10/22/14		1,070	1,048,600
United Air Lines, Inc., 12.75%, 7/15/12		3,064	3,186,653
			11,396,962
Auto Components — 1.9%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)		319	334,950
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)		325	295,750

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
Fannie Mae	Federal National Mortgage Association
FKA	Formerly Known As
Freddie Mac	Federal Home Loan Mortgage Corporation
GBP	British Pound
LIBOR	London Interbank Offered Rate
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
Dana Holding Corp., 6.75%, 2/15/21	USD	700	$702,625
Delphi Corp., 6.13%, 5/15/21 (b)		260	261,950
Icahn Enterprises LP, 8.00%, 1/15/18		5,060	5,161,200
International Automotive
Components Group, SL, 9.13%, 6/01/18 (b)		70	66,500
Titan International, Inc., 7.88%, 10/01/17		720	747,900
			7,570,875
Beverages — 0.4%
Cott Beverages, Inc., 8.13%, 9/01/18		413	441,910
Crown European Holdings SA:
7.13%, 8/15/18	EUR	413	554,948
7.13%, 8/15/18 (b)		465	624,820
			1,621,678
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	430	436,018
Building Products — 0.8%
Building Materials Corp. of America (b):
7.00%, 2/15/20		700	724,500
6.75%, 5/01/21		1,950	1,940,250
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		740	529,100
9.00%, 1/15/21		230	163,875
			3,357,725
Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13 (e)		780	783,744
E*Trade Financial Corp.:
12.50%, 11/30/17 (f)		1,660	1,875,800
3.46%, 8/31/19 (b)(g)(h)		380	337,250
KKR Group Finance Co., 6.38%, 9/29/20 (b)		1,020	1,047,891
			4,044,685
Chemicals — 3.3%
American Pacific Corp., 9.00%, 2/01/15		1,400	1,356,250
Ashland, Inc., 9.13%, 6/01/17		670	743,700
Celanese US Holdings LLC, 5.88%, 6/15/21		2,780	2,828,650
Chemtura Corp., 7.88%, 9/01/18		585	598,162
Hexion US Finance Corp., 9.00%, 11/15/20		485	380,725
Huntsman International LLC:
6.88%, 11/15/13 (b)	EUR	440	591,228
8.63%, 3/15/21	USD	265	268,975
Ineos Finance Plc, 9.00%, 5/15/15 (b)		255	256,913
Kinove German Bondco GmbH,
10.00%, 6/15/18	EUR	591	698,831

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Kraton Polymers LLC, 6.75%, 3/01/19	USD	195	$180,375
Lyondell Chemical Co., 11.00%, 5/01/18		2,527	2,723,221
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)		250	255,000
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		290	283,475
PolyOne Corp., 7.38%, 9/15/20		335	341,700
Solutia, Inc., 7.88%, 3/15/20		955	1,017,075
TPC Group LLC, 8.25%, 10/01/17		520	518,700
			13,042,980
Commercial Banks — 2.2%
CIT Group, Inc.:
7.00%, 5/01/15		920	920,000
7.00%, 5/02/16 (b)		2,875	2,839,062
7.00%, 5/01/17		2,769	2,741,310
7.00%, 5/02/17 (b)		2,275	2,240,875
			8,741,247
Commercial Services & Supplies — 2.1%
ACCO Brands Corp., 10.63%, 3/15/15		1,170	1,295,775
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (b)		159	159,104
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		840	778,487
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		108	96,120
Casella Waste Systems, Inc., 7.75%, 2/15/19		1,016	988,060
Clean Harbors, Inc., 7.63%, 8/15/16		590	622,450
Iron Mountain, Inc., 7.75%, 10/01/19		640	660,800
Mobile Mini, Inc., 7.88%, 12/01/20		570	570,000
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)		935	1,021,487
8.25%, 2/01/21		1,348	1,280,600
WCA Waste Corp., 7.50%, 6/15/19 (b)		520	501,800
West Corp., 8.63%, 10/01/18		210	209,475
			8,184,158
Communications Equipment — 0.3%
Avaya, Inc., 9.75%, 11/01/15		750	586,875
EH Holding Corp., 6.50%, 6/15/19 (b)		580	566,950
			1,153,825
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	200	255,303
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)	USD	300	297,000
			552,303

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction Materials — 0.1%
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	393	$475,267
Consumer Finance — 1.8%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	950	971,375
Ford Motor Credit Co. LLC:
3.15%, 1/13/12 (i)		340	340,510
7.80%, 6/01/12		300	309,056
7.00%, 4/15/15		3,140	3,380,175
12.00%, 5/15/15		1,150	1,399,561
6.63%, 8/15/17		185	198,453
Springleaf Finance Corp., 6.90%, 12/15/17		505	339,613
			6,938,743
Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	100	129,331
7.38%, 10/15/17 (b)		574	742,360
Berry Plastics Corp., 8.25%, 11/15/15	USD	185	196,100
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	414	456,159
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	580	617,700
OI European Group BV, 6.88%, 3/31/17	EUR	254	336,180
Pregis Corp., 12.38%, 10/15/13	USD	570	530,100
Rock-Tenn Co., 9.25%, 3/15/16		85	90,100
Sealed Air Corp., 8.38%, 9/15/21 (b)		395	421,663
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	735	1,007,372
7.75%, 11/15/19		449	609,354
			5,136,419
Diversified Consumer Services — 1.3%
Service Corp. International, 7.00%, 6/15/17	USD	4,775	5,109,250
Diversified Financial Services — 5.0%
Ally Financial, Inc.:
7.50%, 12/31/13		700	707,875
8.30%, 2/12/15		950	961,875
6.25%, 12/01/17		820	753,487
8.00%, 3/15/20		550	542,438
7.50%, 9/15/20		1,050	1,014,562
8.00%, 11/01/31		2,060	1,957,000
8.00%, 11/01/31		1,220	1,124,418
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		695	710,637
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	166	180,674
9.88%, 4/30/18	GBP	225	285,932
DPL, Inc., 7.25%, 10/15/21 (b)	USD	1,230	1,294,575
FCE Bank Plc, 4.75%, 1/19/15	EUR	1,793	2,312,883
General Motors Financial Co., Inc., 6.75%, 6/01/18 (b)	USD	460	458,459
Leucadia National Corp., 8.13%, 9/15/15		1,332	1,405,260

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (b):
8.75%, 10/15/16	USD	941	$971,582
8.75%, 10/15/16 (j)	EUR	385	506,978
8.75%, 10/15/16		756	995,520
7.13%, 4/15/19	USD	385	376,338
7.88%, 8/15/19		1,645	1,653,225
8.25%, 2/15/21		675	573,750
WMG Acquisition Corp. (b):
9.50%, 6/15/16		190	199,500
11.50%, 10/01/18		910	896,350
			19,883,318
Diversified Telecommunication Services — 3.8%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,680	1,365,000
GCI, Inc., 6.75%, 6/01/21		444	425,130
ITC Deltacom, Inc., 10.50%, 4/01/16		440	453,750
Level 3 Escrow, Inc., 8.13%, 7/01/19 (b)		4,077	3,852,765
Level 3 Financing, Inc.:
9.25%, 11/01/14		129	131,419
8.75%, 2/15/17		665	661,675
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,100	2,113,125
8.00%, 10/01/15		1,010	1,078,175
Series B, 7.50%, 2/15/14		2,690	2,706,812
Qwest Corp., 7.63%, 6/15/15		875	953,750
Windstream Corp.:
8.13%, 8/01/13		703	743,423
7.88%, 11/01/17		627	655,215
			15,140,239
Electric Utilities — 0.6%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	2,000	2,284,289
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC:
11.00%, 10/12/15	USD	17	17,000
11.50%, 10/12/15 (f)		1,030	1,030,000
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	173	224,673
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	365	414,275
			1,685,948
Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)		260	260,000
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		610	588,650
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		395	393,025
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		535	508,250
Forbes Energy Services Ltd., 9.00%, 6/15/19		555	516,150

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Frac Tech Services LLC, 7.13%, 11/15/18 (b)	USD	2,730	$2,750,475
Key Energy Services, Inc., 6.75%, 3/01/21		700	692,125
MEG Energy Corp., 6.50%, 3/15/21 (b)		1,410	1,417,050
Oil States International, Inc., 6.50%, 6/01/19		495	497,475
Peabody Energy Corp., 6.25%, 11/15/21 (b)		4,070	4,100,525
SunCoke Energy, Inc., 7.63%, 8/01/19 (b)		345	338,100
Transocean, Inc., 6.38%, 12/15/21		1,170	1,169,368
			13,231,193
Food Products — 0.1%
Darling International, Inc., 8.50%, 12/15/18		375	412,500
Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14		3,595	3,388,287
7.75%, 4/15/18		160	128,400
ExamWorks Group, Inc., 9.00%, 7/15/19 (b)		176	157,080
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		850	945,625
Teleflex, Inc., 6.88%, 6/01/19		455	460,119
			5,079,511
Health Care Providers & Services — 5.5%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		640	604,800
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	694	881,238
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	575	820,927
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)	USD	324	336,150
HCA, Inc.:
8.50%, 4/15/19		205	221,400
6.50%, 2/15/20		3,100	3,084,500
7.88%, 2/15/20		145	152,613
7.25%, 9/15/20		4,020	4,130,550
7.50%, 2/15/22		1,215	1,196,775
Health Management Associates, Inc., 7.38%, 1/15/20 (b)		620	623,875
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)		1,170	974,025
INC Research LLC, 11.50%, 7/15/19 (b)		640	576,000
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		675	639,563
Omnicare, Inc., 7.75%, 6/01/20		1,520	1,601,700
Symbion, Inc., 8.00%, 6/15/16 (b)		535	494,875
Tenet Healthcare Corp.:
10.00%, 5/01/18		1,270	1,428,750

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp (concluded).:
6.25%, 11/01/18 (b)	USD	510	$502,350
8.88%, 7/01/19		3,360	3,662,400
			21,932,491
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		3,760	4,192,400
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		320	332,800
Diamond Resorts Corp., 12.00%, 8/15/18		1,860	1,762,350
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		210	185,325
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	501	540,388
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	441	366,030
MGM Resorts International:
10.38%, 5/15/14		415	464,800
11.13%, 11/15/17		1,590	1,778,812
Travelport LLC:
4.95%, 9/01/14 (i)		235	116,325
9.88%, 9/01/14		50	30,250
9.00%, 3/01/16		190	108,538
6.37%, 12/01/16 (f)		623	458,446
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(d)		515	52
			6,144,116
Household Durables — 2.0%
American Standard Americas, 10.75%, 1/15/16 (b)		420	277,200
Ashton Woods USA LLC, 0.00%, 6/30/15 (b)(j)		1,360	931,600
Beazer Homes USA, Inc., 12.00%, 10/15/17		2,080	2,163,200
Jarden Corp., 7.50%, 1/15/20	EUR	455	593,042
Ryland Group, Inc., 6.63%, 5/01/20	USD	675	595,687
Standard Pacific Corp.:
10.75%, 9/15/16		2,355	2,402,100
8.38%, 1/15/21		455	419,738
United Rentals North America, Inc., 8.38%, 9/15/20		670	659,950
			8,042,517
Household Products — 0.3%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	220	263,096
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 (b)	USD	910	989,625
			1,252,721
IT Services — 1.6%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (b)		860	797,650

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
IT Services (concluded)
First Data Corp. (b):
7.38%, 6/15/19	USD	1,645	$1,546,300
8.88%, 8/15/20		830	830,000
8.25%, 1/15/21		695	601,175
12.63%, 1/15/21		1,040	858,000
SunGard Data Systems, Inc.:
7.38%, 11/15/18		680	669,800
7.63%, 11/15/20		930	920,700
			6,223,625
Independent Power Producers & Energy Traders — 2.8%
AES Corp., 7.38%, 7/01/21 (b)		1,010	1,052,925
Calpine Corp. (b):
7.25%, 10/15/17		325	331,500
7.50%, 2/15/21		305	311,100
7.88%, 1/15/23		995	1,027,337
Energy Future Holdings Corp., 10.00%, 1/15/20		5,200	5,330,000
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		706	727,180
NRG Energy, Inc., 7.63%, 1/15/18		2,480	2,442,800
			11,222,842
Industrial Conglomerates — 2.7%
Sequa Corp. (b):
11.75%, 12/01/15		3,810	4,029,075
13.50%, 12/01/15		6,236	6,657,050
			10,686,125
Insurance — 1.3%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)(c)		2,600	2,665,000
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		573	601,650
Genworth Financial, Inc., 7.63%, 9/24/21		660	598,681
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		395	347,600
USI Holdings Corp., 4.33%, 11/15/14 (b)(i)		1,070	968,350
			5,181,281
Machinery — 0.6%
AGY Holding Corp., 11.00%, 11/15/14		1,650	1,039,500
Navistar International Corp.:
3.00%, 10/15/14 (h)		800	853,000
8.25%, 11/01/21		188	195,990
SPX Corp., 6.88%, 9/01/17		275	288,750
			2,377,240
Media — 14.5%
AMC Networks, Inc., 7.75%, 7/15/21 (b)		350	370,125
Affinion Group, Inc., 7.88%, 12/15/18		1,260	1,048,950
CCH II LLC, 13.50%, 11/30/16 (c)		5,116	5,896,635

Corporate Bonds	Par (000)		Value
Media (continued)
CCO Holdings LLC:
7.25%, 10/30/17	USD	80	$81,700
7.88%, 4/30/18		160	165,800
7.38%, 6/01/20 (k)		410	410,000
6.50%, 4/30/21		825	795,094
CSC Holdings, Inc., 8.50%, 4/15/14		550	609,813
Cengage Learning Acquisitions, Inc. (FKA Thompson Learning), 10.50%, 1/15/15 (b)		390	282,750
Checkout Holding Corp., 10.98%, 11/15/15 (b)(g)		1,040	514,800
Cinemark USA, Inc., 8.63%, 6/15/19		390	419,250
Clear Channel Communications, Inc., 9.00%, 3/01/21		1,255	1,035,375
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		2,323	2,433,342
Series B, 9.25%, 12/15/17		9,551	10,052,427
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		1,039	1,062,157
Loan Close 3, 12.00%, 8/15/18		1,188	1,214,350
Shares Loan, 12.00%, 8/15/18		1,225	1,252,422
DISH DBS Corp.:
7.00%, 10/01/13		150	157,125
6.75%, 6/01/21		850	828,750
Gray Television, Inc., 10.50%, 6/29/15		1,425	1,325,250
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (i)		550	371,250
9.50%, 5/15/15		490	362,600
Intelsat Luxemburg SA:
11.25%, 6/15/16		2,580	2,683,200
11.50%, 2/04/17 (b)(f)		910	834,925
11.50%, 2/04/17 (f)		1,630	1,495,525
Interactive Data Corp., 10.25%, 8/01/18		1,440	1,540,800
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		525	601,781
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	EUR	1,037	1,365,548
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)		530	716,680
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	1,170	1,114,425
Musketeer GmbH, 9.50%, 3/15/21 (b)	EUR	548	714,257
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	USD	1,015	1,058,137
Nielsen Finance LLC:
11.63%, 2/01/14		147	167,580
7.75%, 10/15/18		3,425	3,621,937

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	324	$465,116
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	775	620,000
UPC Holding BV, 9.88%, 4/15/18 (b)		800	824,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	1,273	1,539,477
Unitymedia GmbH, 9.63%, 12/01/19 (b)		1,144	1,571,779
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH) (b):
8.13%, 12/01/17		821	1,130,757
8.13%, 12/01/17	USD	885	913,763
Virgin Media Secured Finance Plc, 7.00%, 1/15/18 GBP		910	1,491,946
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	610	797,116
Ziggo Finance BV, 6.13%, 11/15/17 (b)		1,136	1,488,282
			57,446,996
Metals & Mining — 3.4%
FMG Resources August 2006 Property Ltd., 6.88%, 2/01/18 (b)	USD	120	110,100
Goldcorp, Inc., 2.00%, 8/01/14 (h)		1,650	2,229,562
New World Resources NV, 7.88%, 5/01/18	EUR	1,055	1,304,195
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (h)	USD	2,275	3,540,469
Novelis, Inc., 8.75%, 12/15/20		5,140	5,422,700
Taseko Mines Ltd., 7.75%, 4/15/19		650	588,250
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		435	350,175
			13,545,451
Multiline Retail — 1.9%
Dollar General Corp., 11.88%, 7/15/17 (f)		6,753	7,462,065
Oil, Gas & Consumable Fuels — 10.5%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		715	682,825
Arch Coal, Inc.:
7.25%, 10/01/20		525	514,500
7.25%, 6/15/21 (b)		1,330	1,290,100
Berry Petroleum Co., 8.25%, 11/01/16		800	824,000
Bill Barrett Corp., 9.88%, 7/15/16		35	38,325
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		200	198,500
Chesapeake Energy Corp.:
6.63%, 8/15/20		582	602,370
6.13%, 2/15/21		850	852,125
2.25%, 12/15/38 (h)		1,250	1,059,375

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)	USD	725	$715,031
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		414	440,910
Concho Resources, Inc., 7.00%, 1/15/21		635	660,400
Consol Energy, Inc., 8.25%, 4/01/20		3,050	3,278,750
Continental Resources, Inc., 7.13%, 4/01/21		575	621,000
Copano Energy LLC, 7.13%, 4/01/21		520	520,000
Crosstex Energy LP, 8.88%, 2/15/18		280	298,200
Crown Oil Partners IV LP, 15.00%, 11/22/14		908	908,333
Denbury Resources, Inc.:
8.25%, 2/15/20		1,000	1,086,250
6.38%, 8/15/21		540	550,800
EV Energy Partners LP, 8.00%, 4/15/19		220	217,800
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		615	630,375
7.75%, 6/15/19		1,390	1,334,400
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		1,165	1,199,950
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		505	512,575
Linn Energy LLC:
6.50%, 5/15/19 (b)		265	251,750
8.63%, 4/15/20		1,715	1,792,175
7.75%, 2/01/21		675	675,000
MarkWest Energy Partners LP, 6.75%, 11/01/20		205	210,894
Niska Gas Storage US LLC, 8.88%, 3/15/18		2,010	1,959,750
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)		6,780	6,441,000
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (b)		510	520,200
6.50%, 11/01/21		450	437,625
Petrohawk Energy Corp.:
10.50%, 8/01/14		595	662,681
7.88%, 6/01/15		680	724,200
7.25%, 8/15/18		495	554,400
Petroleum Geo-Services, 7.38%, 12/15/18 (b)		690	686,550
Pioneer Natural Resources Co.:
6.88%, 5/01/18		715	801,378
7.50%, 1/15/20		225	260,975
Plains Exploration & Production Co.:
6.63%, 5/01/21		1,245	1,257,450
6.75%, 2/01/22		1,020	1,040,400
Precision Drilling Corp., 6.50%, 12/15/21 (b)		460	460,000
Range Resources Corp.:
8.00%, 5/15/19		600	666,000
5.75%, 6/01/21		1,520	1,622,600

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
SM Energy Co., 6.63%, 2/15/19 (b)	USD	205	$207,050
SandRidge Energy, Inc., 7.50%, 3/15/21		1,435	1,313,025
			41,581,997
Paper & Forest Products — 2.6%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)		1,880	1,184,645
Boise Paper Holdings LLC:
9.00%, 11/01/17		200	215,000
8.00%, 4/01/20		240	252,600
Clearwater Paper Corp.:
10.63%, 6/15/16		625	693,750
7.13%, 11/01/18		885	915,975
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,570	2,824,589
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		535	537,675
NewPage Corp., 11.38%, 12/31/14 (a)(d)		3,350	2,336,625
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		200	172,000
Verso Paper Holdings LLC, 11.50%, 7/01/14		1,202	1,226,040
			10,358,899
Pharmaceuticals — 0.7%
Capsugel Finance Co. SCA, 9.88%, 8/01/19	EUR	105	141,088
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)		300	403,110
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (b)	USD	285	292,125
Jaguar Holding Co. / Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b) (k)		650	653,250
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		1,310	1,267,425
			2,756,998
Professional Services — 0.4%
FTI Consulting, Inc., 6.75%, 10/01/20		1,450	1,462,688
Real Estate Investment Trusts (REITs) — 0.7%
FelCor Lodging LP, 6.75%, 6/01/19		2,170	2,018,100
The Rouse Co. LP, 6.75%, 11/09/15		805	805,000
			2,823,100
Real Estate Management & Development — 2.1%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		520	523,900
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,265,500

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
Realogy Corp.:
11.50%, 4/15/17 (j)	USD	745	$568,063
12.00%, 4/15/17 (j)		155	116,250
7.88%, 2/15/19 (b)		3,845	3,306,700
Shea Homes LP, 8.63%, 5/15/19 (b)		1,885	1,724,775
			8,505,188
Road & Rail — 1.6%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		670	644,875
Florida East Coast Railway Corp., 8.13%, 2/01/17		650	647,563
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	295	396,391
8.50%, 7/31/15 (b)		2,080	2,794,895
The Hertz Corp.:
7.50%, 10/15/18	USD	1,005	1,007,512
6.75%, 4/15/19		175	169,750
7.38%, 1/15/21		765	757,350
			6,418,336
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17 (b)		890	907,800
Specialty Retail — 2.4%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		565	559,350
Hillman Group, Inc., 10.88%, 6/01/18		830	838,300
House of Fraser Plc, 8.88%, 8/15/18 (b)	GBP	439	537,198
Limited Brands, Inc., 8.50%, 6/15/19	USD	1,255	1,449,525
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	570	697,533
QVC, Inc. (b):
7.13%, 4/15/17	USD	355	371,863
7.50%, 10/01/19		970	1,030,625
7.38%, 10/15/20		455	483,437
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19 (b)		465	475,462
Sonic Automotive, Inc., 9.00%, 3/15/18		580	604,650
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		660	653,400
United Auto Group, Inc., 7.75%, 12/15/16		1,670	1,695,050
			9,396,393
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		665	631,750
Wireless Telecommunication Services — 4.4%
Cricket Communications, Inc., 7.75%, 5/15/16		830	827,925
Crown Castle International Corp., 7.13%, 11/01/19		330	353,925

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Digicel Group Ltd. (b):
8.88%, 1/15/15	USD	1,120	$1,103,200
9.13%, 1/15/15		2,864	2,821,040
8.25%, 9/01/17		1,720	1,694,200
10.50%, 4/15/18		800	796,000
iPCS, Inc., 2.55%, 5/01/13 (i)		1,585	1,442,350
MetroPCS Wireless, Inc., 6.63%, 11/15/20		1,550	1,352,375
NII Capital Corp., 7.63%, 4/01/21		589	597,835
Sprint Capital Corp., 6.88%, 11/15/28		2,980	2,078,550
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		4,210	4,241,575
			17,308,975
Total Corporate Bonds – 99.7%			395,365,907

Floating Rate Loan Interests (i)
Airlines — 0.3%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		1,122	1,067,762
Building Products — 0.3%
Goodman Global Holdings, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		982	981,406
Capital Markets — 0.0%
Marsico Parent Co., LLC, Term Loan, 5.25% - 5.44%, 12/14/14		238	90,134
Chemicals — 0.2%
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.51% - 3.68%, 7/30/14		325	304,475
Styron Sarl LLC, New Term Loan B, 6.00%, 8/02/17		679	584,218
			888,693
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		793	784,008
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		975	975,975
Volume Services America, Inc. (FKA Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16		1,584	1,558,260
			3,318,243
Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/16/17		3,250	3,250,000
Consumer Finance — 1.7%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		7,825	6,783,336

Floating Rate Loan Interests (i)	Par (000)		Value
Diversified Consumer Services — 0.0%
ServiceMaster Co.:
Closing Date Term Loan, 2.76%, 7/24/14	USD	13	$12,392
Delayed Draw Term Loan, 2.75% - 2.83%, 7/24/14		132	124,431
			136,823
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Incremental Tranche A Term Loan, 2.65%, 3/13/14		775	727,531
Term Loan B, 5.75%, 8/31/18		1,300	1,257,750
			1,985,281
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC (FKA CDW Corp.), Non- Extended Term Loan, 3.75%, 10/10/14		185	177,657
Energy Equipment & Services — 2.2%
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		3,092	3,086,133
Gas Co. Term Loan, 9.25%, 8/04/16		5,658	5,699,186
			8,785,319
Food Products — 0.3%
Advance Pierre Foods, Inc., Term Loan (Second Lien), 11.25%, 9/29/17		1,300	1,292,954
Health Care Providers & Services — 0.8%
Harden Healthcare LLC:
Tranche A Additional Term Loan, 7.75%, 3/02/15		760	745,002
Tranche A Term Loan, 8.50%, 3/02/15		589	576,812
Health Management Associates, Term Loan B3, 3.50%, 11/16/18		610	607,206
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 8/04/16		1,243	1,214,265
			3,143,285
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc., Term Loan B3, 3.32% - 3.42%, 1/28/15		575	490,224
Travelport LLC:
Extended Tranche A Term Loan, 6.00%, 9/28/12		282	140,882
Extended Tranche B Term Loan, 13.87%, 12/01/16		856	156,910
			788,016

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (i)	Par (000)		Value
Independent Power Producers & Energy Traders — 0.8%
Texas Competitive Electric Holdings Co. LLC (FKA TXU), Extended Term Loan, 4.75%, 10/10/17	USD	4,876	$3,174,924
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 7.00%, 12/03/14		680	678,300
Media — 4.3%
Cengage Learning Acquisitions, Inc. (FKA Thompson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,661	2,452,218
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.44%, 6/12/14		1,426	980,626
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		11,244	11,093,624
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,450	2,520,438
			17,046,906
Multiline Retail — 0.5%
HEMA Holding BV, Mezzanine, 9.86%, 7/05/17	EUR	1,667	1,777,105
Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	2,822	2,808,066
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		950	953,563
Verso Paper Finance Holdings LLC, Term Loan, with PIK option, 6.68% - 7.43%, 2/01/13		2,197	1,098,621
			2,052,184
Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,489	1,416,173
Pharmaceutical Products Development:
Bridge Term Loan, 9.75%, 11/02/12		2,500	—
Term Loan B, 7.00%, 11/19/18		610	601,393
			2,017,566
Real Estate Investment Trusts (REITs) — 0.5%
Istar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		2,183	2,153,699
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan C, 4.44%, 10/10/16		167	147,641

Floating Rate Loan Interests (i)	Par (000)		Value
Real Estate Management & Development (concluded)
Realogy Corp. (concluded):
Extended Term Loan B, 4.69%, 10/10/16	USD	1,173	$1,038,070
			1,185,711
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.00% - 3.18%, 5/29/14		194	166,288
Wireless Telecommunication Services — 1.0%
Vodafone Americas Finance 2, Inc., PIK Term Loan B, 6.25%, 7/11/16		3,900	3,870,750
Total Floating Rate Loan Interests – 17.5%			69,620,408

Other Interests (l)	Beneficial Interest (000)
Chemicals — 0.0%
Wellman Holdings, Inc.		4,870	49
Energy Equipment & Services — 0.7%
BLK HYT (Luxembourg) Investments, S.a.r.l, (FKA Laricina Energy Ltd.) (m)		71	2,958,343
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)		950	10
Media — 0.0%
Adelphia Escrow (a)		1,300	13
Adelphia Recovery Trust (a)		1,630	163
			176
Total Other Interests – 0.7%			2,958,578

Preferred Securities

Capital Trusts	Par (000)
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (i)		1,335	745,931
Total Capital Trusts – 0.2%			745,931

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Preferred Stocks
Auto Components — 0.4%
Dana Holding Corp., 4.00% (a)(b) (h)	14,470	$1,604,361
Diversified Financial Services — 0.9%
Ally Financial, Inc., 7.00% (b)	5,095	3,569,366
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (a)(i)	40,000	114,000
Freddie Mac, Series Z, 8.38% (a)(i)	110,157	225,822
		339,822
Total Preferred Stocks – 1.4%		5,513,549

Trust Preferreds	Par (000)
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40	2,106	1,600,750
Total Trust Preferreds – 0.4%		1,600,750
Total Preferred Securities – 2.0%		7,860,230

Warrants (n)	Shares
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	54,577	1
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	802	8
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	149,608	432,067
New Vision Holdings LLC (Expires 9/30/14)	26,189	262
		432,329
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	525	6

Warrants (n)	Shares	Value
Software (concluded)
HMH Holdings/EduMedia (Expires 3/09/17)	22,578	$—
		6
Total Warrants – 0.1%		432,344
Total Long-Term Investments (Cost – $520,514,375) – 126.6%		502,049,034

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (o)(p)	274,352	274,352
Total Short-Term Securities (Cost – $274,352) – 0.1%		274,352

Options Purchased	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.0%
Receive a return based on return of Dow Jones CDX North America High Yield Index Series 16 and pay a floating rate based on 3-month LIBOR, Expires 12/21/11, Broker Deutsche Bank Securities Inc.	USD	15,000	28,782
Total Options Purchased (Cost – $276,000) – 0.0%			28,782
Total Investments Before Options Written (Cost – $521,064,727*) – 126.7%			502,352,168

Options Written
Over-the-Counter Call Swaptions — (0.1)%
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 17 and receive a floating rate based on 3-month LIBOR, Expires 3/21/2012, Broker Goldman Sachs International	8,000	(333,800)
Over-the-Counter Put Swaptions — (0.1)%
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 16 and receive a floating rate based on 3-month LIBOR, Expires 12/21/11, Broker Deutsche Bank AG	15,000	(173,176)

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Put Swaptions (concluded)
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 17 and receive a floating rate based on 3-month LIBOR, Expires 3/21/2012, Broker Goldman Sachs International	$8,000	$(237,981)
		(411,157)
Total Options Written (Premiums Received – $920,000) – (0.2)%		(744,957)
Total Investments, Net of Options Written- 126.5%		501,607,211
Liabilities in Excess of Other Assets – (26.5)%		(104,908,230)
Net Assets – 100.0%		$396,698,981

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$521,901,185
Gross unrealized appreciation	$16,415,369
Gross unrealized depreciation	(35,964,386)
Net unrealized depreciation	$(19,549,017)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Convertible security.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America	$410,000	$—
JPMorgan	$653,250	$3,250

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Wholly-owned subsidiary.

(n)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	941,235	(666,883)	274,352	$254

(p)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/ or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Financial futures contracts sold as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
550	S&P 500 Index EMini	Chicago Mercantile	December 2011	34,265,000	$(2,117,159)

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	163,147	EUR	121,000	Royal Bank of Scotland	12/01/11	$560
GBP	390,000	USD	611,068	Citibank NA	1/18/12	545
USD	527,725	CAD	545,000	Deutsche Bank AG	1/18/12	(5,991)
USD	5,920,742	GBP	3,799,000	Citibank NA	1/18/12	(37,005)
EUR	300,000	USD	399,648	Citibank NA	1/25/12	3,673
EUR	1,237,000	USD	1,690,894	Deutsche Bank AG	1/25/12	(27,870)
EUR	309,000	USD	418,541	Royal Bank of Scotland	1/25/12	(3,121)
USD	33,677,395	EUR	24,484,000	Citibank NA	1/25/12	761,085
USD	178,416	EUR	132,000	Deutsche Bank AG	1/25/12	955
USD	239,234	EUR	170,000	Royal Bank of Scotland	1/25/12	10,686
Total						$703,517

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$470	$36,484
Israel (State of)	1.00%	Deutsche Bank AG	3/20/16	$1,050	6,488
Realogy Corp.	5.00%	Goldman Sachs International	9/20/16	$225	3,499
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$375	(16,994)
Nucor Corp.	1.00%	Goldman Sachs International	12/20/16	$945	(29,213)
Alcoa, Inc.	5.00%	JPMorgan Chase & Co.	12/20/16	$945	119,115
Borgwarner, Inc.	1.00%	JPMorgan Chase & Co.	12/20/16	$750	(21,489)
DOW Chemical Co.	1.00%	JPMorgan Chase & Co.	12/20/16	$945	(30,868)
Johnson Controls, Inc.	1.00%	JPMorgan Chase & Co.	12/20/16	$750	(24,899)
Total					$42,123

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	B+	$5,000	$(32,258)
Aramark Corp.	5.00%	Goldman Sachs International	3/20/16	B	$750	(6,717)
Aramark Corp.	5.00%	Goldman Sachs International	6/20/16	B	$950	(12,709)
Aramark Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B	$200	3,324
Aramark Corp.	5.00%	Goldman Sachs International	9/20/16	B	$650	(6,993)
Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB+	$1,450	(55,234)
Ford Motor Co.	5.00%	JPMorgan Chase & Co.	12/20/16	BB+	$750	(23,726)
Total						$(134,313)

[1]	Using Standard & Poor’s (S&P’s) rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	12

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2011 were as follows:
	Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
	Dow Jones CDX North America High Yield Index Series 17	5.00%	Credit Suisse Securities (USA) LLC	12/20/16	$18,525	$(640,285)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$11,226,889	$790,366	$13,794,312	$25,811,567
Corporate Bonds	—	390,562,564	4,803,343	395,365,907
Floating Rate Loan Interests	—	55,902,604	13,717,804	69,620,408
Other Interests	163	—	2,958,415	2,958,578
Preferred Securities	1,940,572	5,919,658	—	7,860,230
Warrants	—	432,068	276	432,344
Short-Term Securities	274,352	—	—	274,352
Total	$13,441,976	$453,607,260	$35,274,150	$502,323,386

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$197,692	—	$197,692
Foreign currency exchange contracts	—	777,504	—	777,504
Equity contracts	—	—	—	—
Liabilities:
Credit contracts	—	(1,614,084)	$(32,258)	(1,646,342)
Foreign currency exchange contracts	—	(73,987)	—	(73,987)
Equity contracts	$(2,117,159)	—	—	(2,117,159)
Total	$(2,117,159)	$(712,875)	$(32,258)	$(2,862,292)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument. and options are shown at value.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	13

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Preferred Securities	Total
Assets:
Balance, as of August 31, 2011	$3,689,799	$6,541,570	$14,112,733	$3,081,895	$382,599	$503,498	$28,312,094
Accrued discounts/premiums	—	2,309	46,577	—	—	—	48,886
Net realized gain (loss)	9,200	(3,660,373)	(207,667)	—	—	—	(3,858,840)
Net change in unrealized appreciation/ depreciation[2]	4,267,573	3,689,931	(871,283)	(123,480)	—	(503,498)	6,459,243
Purchases	5,839,377	908,333	395,097	—	—	—	7,142,807
Sales	(11,637)	(2,678,427)	(652,913)	—	—	—	(3,342,977)
Transfers in3	—	—	3,424,885	—	—	—	3,424,885
Transfers out[3]	—	—	(2,529,625)	—	(382,323)	—	(2,911,948)
Balance, as of November 30, 2011	$13,794,312	$4,803,343	$13,717,804	$2,958,415	$276	$—	$35,274,150

[2]	The net change in unrealized appreciation/depreciation on the securities still held at November 30, 2011 was $3,242,891.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Assets:
Balance, as of August 31, 2011	$—
Accrued discounts/premiums	70,434
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(32,258)
Purchases	—
Issuances[4]	(393,750)
Sales	—
Settlements[5]	323,316
Transfers in6	—
Transfers out[6]	—
—
Balance, as of November 30, 2011	$(32,258)

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[6]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2011	14

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 23, 2012